Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,931	$ 12,762	$ 11,481	$ 15,894	$ 11,200	$ 10,363	$ 11,370	$ 10,409	$ 8,994	$ 8,652	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,653	12,616	11,443	15,948	11,324	10,558	11,679	10,775	9,379	9,094	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,437	13,992	12,539	17,294	12,147	11,190	12,239	11,162	9,608	9,201	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,207	13,801	12,389	17,111	12,027	11,103	12,149	11,095	9,563	9,179	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index-NR
Account Value	$ 19,628	16,899	15,550	19,133	13,487	12,534	13,748	12,027	10,289	9,508	10,000
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index-NR
Account Value	$ 19,628	16,899	15,550	19,133	13,487	12,534	13,748	12,027	10,289	9,508	10,000
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index-NR
Account Value	$ 19,628	16,899	15,550	19,133	13,487	12,534	13,748	12,027	10,289	9,508	10,000
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index-NR
Account Value	$ 19,628	$ 16,899	$ 15,550	$ 19,133	$ 13,487	$ 12,534	$ 13,748	$ 12,027	$ 10,289	$ 9,508	$ 10,000